Schedule of Investments (unaudited) September 30, 2021	BlackRock Innovation and Growth Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 4.0%
Axon Enterprise, Inc.(a)(b)	790,043	$138,273,326
HEICO Corp.	366,533	48,334,707

		186,608,033

Auto Components — 2.0%
Fox Factory Holding Corp.(b)	660,387	95,452,337

Biotechnology(b) — 2.2%
Halozyme Therapeutics, Inc.	1,600,988	65,128,192
Natera, Inc.	351,760	39,200,134

		104,328,326

Building Products — 1.7%
AZEK Co., Inc.(b)	2,161,556	78,961,641

Chemicals — 2.9%
Amyris, Inc.(b)	9,986,136	137,109,647

Diversified Consumer Services — 4.0%
Bright Horizons Family Solutions, Inc.(b)	355,710	49,593,088
Chegg, Inc.(b)(c)	797,849	54,269,689
Duolingo, Inc.(b)	168,854	28,090,551
Ideal Image, Class A, (Acquired 05/05/21, Cost: $50,000,000)(d)(e)	6,224	55,082,954

		187,036,282

Electrical Equipment — 1.6%
Shoals Technologies Group, Inc., Class A(b)	2,604,084	72,601,862

Electronic Equipment, Instruments & Components — 2.5%
908 Devices, Inc.(b)(f)	2,309,607	75,108,420
Halma PLC	1,072,993	40,927,711

		116,036,131

Entertainment — 2.7%
Kahoot! AS(b)	17,617,411	126,081,836

Equity Real Estate Investment Trusts (REITs) — 1.2%
Innovative Industrial Properties, Inc.	129,879	30,024,129
Rexford Industrial Realty, Inc.	448,188	25,434,669

		55,458,798

Food Products — 2.0%
Freshpet, Inc.(b)	660,692	94,274,141

Health Care Equipment & Supplies(b) — 7.5%
Figs, Inc.(g)	1,023,359	38,007,553
Inmode Ltd.	459,759	73,308,572
Masimo Corp.(c)	432,994	117,215,806
Outset Medical, Inc.	1,808,565	89,415,454
Pulmonx Corp.	874,603	31,468,216

		349,415,601

Health Care Providers & Services — 0.5%
Guardant Health, Inc.(b)	181,027	22,630,185

Health Care Technology(b) — 6.5%
Certara, Inc.	2,499,820	82,744,042
Doximity, Inc., Class A	134,738	10,873,357
Health Catalyst, Inc.(c)	1,468,359	73,432,633
Phreesia, Inc.(a)(c)	2,180,946	134,564,368

		301,614,400

Hotels, Restaurants & Leisure — 4.1%
Penn National Gaming, Inc.(a)(b)(c)	1,141,064	82,681,497

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Planet Fitness, Inc., Class A(b)(c)	771,658	$60,613,736
Wingstop, Inc.	293,472	48,108,865

		191,404,098

Internet & Direct Marketing Retail — 1.7%
Fiverr International Ltd.(b)	443,100	80,945,508

IT Services(b) — 4.9%
DigitalOcean Holdings, Inc.	615,194	47,757,510
Globant SA	340,626	95,719,312
Nuvei Corp.(h)	534,406	61,220,836
Wix.com Ltd.	112,887	22,122,466

		226,820,124

Life Sciences Tools & Services — 8.3%
10X Genomics, Inc., Class A(b)(c)	753,407	109,680,991
Bio-Techne Corp.(c)	246,249	119,324,878
Olink Holding AB, ADR(b)	765,290	18,558,282
Repligen Corp.(b)	306,781	88,656,641
Seer, Inc.(b)	1,455,019	50,241,806

		386,462,598

Machinery — 1.8%
Chart Industries, Inc.(b)	451,959	86,373,885

Road & Rail — 1.1%
Saia, Inc.(b)	208,930	49,731,608

Semiconductors & Semiconductor Equipment — 7.8%
Brooks Automation, Inc.	473,572	48,470,094
Entegris, Inc.(a)(c)	990,128	124,657,115
Lattice Semiconductor Corp.(b)	838,699	54,221,890
Monolithic Power Systems, Inc.(a)	249,763	121,055,131
Wolfspeed, Inc.	203,027	16,390,370

		364,794,600

Software — 17.9%
Avalara, Inc.(b)	821,412	143,558,175
Bill.Com Holdings, Inc.(b)	480,695	128,321,530
Blackline, Inc.(b)	488,640	57,688,838
Five9, Inc.(b)	536,544	85,707,539
Lightspeed Commerce, Inc.(b)	1,215,490	117,288,164
nCino, Inc.(b)	1,221,920	86,792,978
Patreon, Inc., (Acquired 08/19/21, Cost: $11,732,736)(d)(e)	208,333	11,666,648
Paylocity Holding Corp.(a)(b)	535,938	150,277,015
SiteMinder Ltd., Class A, (Acquired 09/01/21, Cost: $22,097,996)(d)(e)	191,138	23,184,372
Snorkel AI, Inc., (Acquired 06/30/21, Cost: $2,999,997)(d)(e)	199,738	3,119,908
Snyk Ltd. , (Acquired 09/02/21, Cost: $25,961,537)(d)(e)	1,809,860	25,953,392

		833,558,559

Specialty Retail(b) — 3.0%
Leslie’s, Inc.	2,632,664	54,074,918
Vroom, Inc.(c)	3,801,181	83,892,065

		137,966,983

Total Common Stocks — 91.9% (Cost: $4,193,976,100)		4,285,667,183

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Innovation and Growth Trust (BIGZ) (Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Securities

Preferred Stocks — 8.6%(d)(e)

Aerospace & Defense — 1.1%
Relativity Space, Inc., Series E, (Acquired 05/27/21, Cost: $50,000,009)	2,189,612	$51,937,597

Banks — 0.9%
Varo Money Inc., Series E, (Acquired 08/27/21, Cost: $40,000,001)	4,316,904	40,000,001

Capital Markets — 1.0%
The Production Board LLC, Series A, (Acquired 06/04/21, Cost: $50,000,001)	16,666,667	47,833,334

Entertainment — 0.4%
Discord, Inc., (Acquired 09/13/21, Cost: $17,999,912)	32,690	17,999,912

Food Products — 0.8%
Motif Food Works, Inc., Series B, (Acquired 06/08/21, Cost: $39,999,985)	1,972,240	37,709,229

Leisure Products — 1.1%
Under Canvas, Inc., Class A, (Acquired 08/19/21, Cost: $49,999,982)	2,172,486	49,999,982

Semiconductors & Semiconductor Equipment — 0.8%
PsiQuantum Corp., Series D, (Acquired 05/21/21, Cost: $39,999,990)	1,525,192	39,960,030

Software — 2.1%
Dragos, Inc., (Acquired 09/28/21, Cost: $39,999,959)	900,760	39,999,959
Patreon, Inc., Series D, (Acquired 07/14/21, Cost: $23,333,352)	416,667	23,333,352
Snorkel AI, Inc., Series C, (Acquired 06/30/21, Cost: $10,999,994)	732,373	11,439,666
Snyk, Ltd., (Acquired 09/02/21, Cost: $24,038,470)	1,675,797	24,030,929

		98,803,906

Specialty Retail — 0.4%
Dapper Labs, Inc., Series 7, (Acquired 07/20/21, Cost: $19,999,964)	127,378	19,999,620

Total Preferred Stocks — 8.6%		404,243,611

Total Preferred Securities — 8.6% (Cost: $406,371,619)		404,243,611

Total Long-Term Investments — 100.5% (Cost: $4,600,347,719)		4,689,910,794

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(f)(i)	719,925	$719,925
SL Liquidity Series, LLC, Money Market Series, 0.13%(f)(i)	11,325,352	11,328,750

Total Short-Term Securities — 0.3% (Cost: $12,048,675)		12,048,675

Total Investments Before Options Written — 100.8% (Cost: $4,612,396,394)		4,701,959,469

Options Written — (0.4)% (Premiums Received: $(23,485,592))		(18,652,688)

Total Investments, Net of Options Written — 100.4% (Cost: $4,588,910,802)		4,683,306,781

Liabilities in Excess of Other Assets — (0.4)%		(19,017,208)

Net Assets — 100.0%		$4,664,289,573

(a)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(b)	Non-income producing security.
(c)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $523,250,885, representing 11.2% of its net assets as of period end, and an original cost of $519,163,885.

(f)	Affiliate of the Trust.
(g)	All or a portion of this security is on loan.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Innovation and Growth Trust (BIGZ)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/29/21(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income		Capital Gain Distributions from Underlying Funds
908 Devices, Inc.	$—	$104,284,603		$(27,980)	$(20,994)	$(29,127,209)	$75,108,420	2,309,607	$—		$—
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	719,925	(b)	—	—	—	719,925	719,925	42,863		—
iShares Russell 2000 Growth ETF(c)	—	214,699,815		(212,175,613)	(2,524,202)	—	—	—	—		—
iShares Russell Mid-Cap Growth ETF(c)	—	211,658,254		(226,065,994)	14,407,740	—	—	—	—		—
SL Liquidity Series, LLC, Money Market Series	—	11,328,750	(b)	—	—	—	11,328,750	11,325,352	81,909	(d)	—

					$11,862,544	$(29,127,209)	$87,157,095		$124,772		$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).
(c)	As of period end, the entity is no longer held.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
10X Genomics, Inc., Class A	342	10/01/21	USD	198.00	USD	4,979	$—
Repligen Corp.	323	10/01/21	USD	239.00	USD	9,334	(1,614,693)
Amyris, Inc.	1,521	10/08/21	USD	17.00	USD	2,088	(38,025)
Cree, Inc.	278	10/08/21	USD	92.00	USD	2,244	(14,595)
Penn National Gaming, Inc.	800	10/08/21	USD	78.00	USD	5,797	(47,200)
Amyris, Inc.	2,500	10/15/21	USD	16.00	USD	3,433	(43,750)
Axon Enterprise, Inc.	176	10/15/21	USD	185.00	USD	3,080	(33,880)
AZEK Co., Inc.	1,037	10/15/21	USD	40.00	USD	3,788	(23,332)
Bill.Com Holdings, Inc.	29	10/15/21	USD	200.00	USD	774	(195,460)
Bill.Com Holdings, Inc.	595	10/15/21	USD	280.00	USD	15,884	(312,375)
Bio-Techne Corp.	184	10/15/21	USD	490.00	USD	8,916	(225,400)
Blackline, Inc.	323	10/15/21	USD	120.00	USD	3,813	(75,097)
Bright Horizons Family Solutions, Inc.	235	10/15/21	USD	150.00	USD	3,276	(12,338)
Brooks Automation, Inc.	277	10/15/21	USD	97.50	USD	2,835	(171,740)
Certara, Inc.	400	10/15/21	USD	40.00	USD	1,324	(46,000)
Certara, Inc.	749	10/15/21	USD	35.00	USD	2,479	(65,537)
Chart Industries, Inc.	349	10/15/21	USD	195.00	USD	6,670	(200,675)
DigitalOcean Holdings, Inc.	397	10/15/21	USD	95.00	USD	3,082	(16,873)
Doximity, Inc., Class A	87	10/15/21	USD	110.00	USD	702	(2,393)
Entegris, Inc.	233	10/15/21	USD	125.00	USD	2,933	(90,870)
Figs Inc., Class A	200	10/15/21	USD	45.00	USD	743	(3,500)
Five9, Inc.	630	10/15/21	USD	200.00	USD	10,064	(18,900)
Five9, Inc.	80	10/15/21	USD	190.00	USD	1,278	(4,000)
Fiverr International Ltd.	50	10/15/21	USD	200.00	USD	913	(12,750)
Fiverr International Ltd.	228	10/15/21	USD	220.00	USD	4,165	(12,540)
Fox Factory Holding Corp.	437	10/15/21	USD	155.00	USD	6,316	(86,307)
Freshpet, Inc.	230	10/15/21	USD	135.00	USD	3,282	(217,350)
Freshpet, Inc.	317	10/15/21	USD	155.00	USD	4,523	(74,495)
Globant SA	194	10/15/21	USD	330.00	USD	5,452	(14,550)
Halozyme Therapeutics, Inc.	990	10/15/21	USD	45.00	USD	4,027	(56,925)
Health Catalyst, Inc.	700	10/15/21	USD	60.00	USD	3,501	(35,000)
HEICO Corp.	285	10/15/21	USD	130.00	USD	3,758	(131,100)
Leslie’s Inc.	2,297	10/15/21	USD	26.00	USD	4,718	(34,455)
Lightspeed Commerce Inc.	855	10/15/21	CAD	115.00	CAD	10,450	(718,913)
Masimo Corp.	82	10/15/21	USD	285.00	USD	2,220	(21,320)

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Innovation and Growth Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Natera, Inc.	402	10/15/21	USD	125.00	USD	4,480	$(94,470)
nCino Inc.	597	10/15/21	USD	80.00	USD	4,240	(14,925)
Nuvei Subordinate Voting Corp.	295	10/15/21	CAD	170.00	CAD	4,280	(29,113)
Outset Medical, Inc.	500	10/15/21	USD	50.00	USD	2,472	(98,750)
Outset Medical, Inc.	462	10/15/21	USD	55.00	USD	2,284	(65,835)
Paylocity Holding Corp.	357	10/15/21	USD	270.00	USD	10,010	(526,575)
Penn National Gaming, Inc.	366	10/15/21	USD	85.00	USD	2,652	(12,444)
Phreesia, Inc.	1,762	10/15/21	USD	70.00	USD	10,872	(259,895)
Phreesia, Inc.	1,000	10/15/21	USD	75.00	USD	6,170	(135,000)
Planet Fitness, Inc., Class A	180	10/15/21	USD	85.00	USD	1,414	(4,050)
Rexford Industrial Realty, Inc.	283	10/15/21	USD	60.00	USD	1,606	(73,580)
Saia, Inc.	138	10/15/21	USD	250.00	USD	3,285	(45,540)
Seer Inc., Class A	1,000	10/15/21	USD	45.00	USD	3,453	(77,500)
Shoals Technologies Group, Inc., Class A	700	10/15/21	USD	35.00	USD	1,952	(8,750)
Vroom Inc.	300	10/15/21	USD	25.00	USD	662	(9,300)
Vroom Inc.	1,200	10/15/21	USD	27.00	USD	2,648	(13,841)
Wingstop, Inc.	59	10/15/21	USD	170.00	USD	967	(14,898)
Wingstop, Inc.	133	10/15/21	USD	185.00	USD	2,180	(33,582)
Wix.Com Ltd.	218	10/15/21	USD	250.00	USD	4,272	(3,815)
Lattice Semiconductor Corp.	618	10/22/21	USD	67.09	USD	3,995	(118,972)
Penn National Gaming, Inc.	366	10/22/21	USD	87.00	USD	2,652	(17,568)
Amyris, Inc.	1,250	10/29/21	USD	17.00	USD	1,716	(43,750)
Amyris, Inc.	2,000	10/29/21	USD	16.00	USD	2,746	(80,000)
Bio-Techne Corp.	145	11/01/21	USD	510.00	USD	7,026	(171,308)
Masimo Corp.	245	11/03/21	USD	275.00	USD	6,632	(201,700)
Monolithic Power Systems, Inc.	280	11/08/21	USD	499.00	USD	13,571	(485,677)
10X Genomics, Inc., Class A	120	11/19/21	USD	165.00	USD	1,747	(50,700)
908 Devices, Inc.	806	11/19/21	USD	40.00	USD	2,621	(66,495)
Amyris, Inc.	1,250	11/19/21	USD	18.00	USD	1,716	(56,250)
Amyris, Inc.	2,000	11/19/21	USD	17.00	USD	2,746	(125,000)
Avalara, Inc.	72	11/19/21	USD	190.00	USD	1,258	(41,040)
AZEK Co., Inc.	1,037	11/19/21	USD	40.00	USD	3,788	(95,922)
Blackline, Inc.	323	11/19/21	USD	120.00	USD	3,813	(195,415)
Bright Horizons Family Solutions, Inc.	236	11/19/21	USD	155.00	USD	3,290	(26,550)
Brooks Automation, Inc.	350	11/19/21	USD	100.00	USD	3,582	(283,500)
Certara, Inc.	962	11/19/21	USD	35.00	USD	3,184	(481,000)
Chart Industries, Inc.	242	11/19/21	USD	200.00	USD	4,625	(256,520)
Chegg, Inc.	486	11/19/21	USD	85.00	USD	3,306	(29,160)
DigitalOcean Holdings, Inc.	160	11/19/21	USD	95.00	USD	1,242	(40,000)
Doximity, Inc., Class A	87	11/19/21	USD	110.00	USD	702	(20,663)
Duolingo, Inc., Class A	220	11/19/21	USD	180.00	USD	3,660	(251,900)
Figs Inc., Class A	400	11/19/21	USD	50.00	USD	1,486	(30,000)
Figs Inc., Class A	375	11/19/21	USD	55.00	USD	1,393	(15,938)
Fiverr International Ltd.	290	11/19/21	USD	230.00	USD	5,298	(101,500)
Fox Factory Holding Corp.	437	11/19/21	USD	160.00	USD	6,316	(163,875)
Freshpet, Inc.	300	11/19/21	USD	150.00	USD	4,281	(180,000)
Globant SA	260	11/19/21	USD	300.00	USD	7,306	(258,700)
Guardant Health, Inc.	240	11/19/21	USD	135.00	USD	3,000	(116,400)
Halozyme Therapeutics, Inc.	570	11/19/21	USD	46.00	USD	2,319	(72,675)
Health Catalyst, Inc.	1,250	11/19/21	USD	60.00	USD	6,251	(343,750)
HEICO Corp.	200	11/19/21	USD	130.00	USD	2,637	(133,000)
Innovative Industrial Properties, Inc.	172	11/19/21	USD	240.00	USD	3,976	(178,020)
Leslie’s Inc.	400	11/19/21	USD	22.50	USD	822	(25,645)
Lightspeed Commerce Inc.	460	11/19/21	CAD	160.00	CAD	5,622	(89,705)
Masimo Corp.	246	11/19/21	USD	275.00	USD	6,659	(266,910)
Monolithic Power Systems, Inc.	50	11/19/21	USD	500.00	USD	2,423	(100,250)
Natera, Inc.	63	11/19/21	USD	130.00	USD	702	(20,318)
nCino Inc.	597	11/19/21	USD	80.00	USD	4,240	(85,072)
Nuvei Subordinate Voting Corp.	400	11/19/21	CAD	170.00	CAD	5,804	(191,063)
Outset Medical, Inc.	463	11/19/21	USD	60.00	USD	2,289	(162,050)
Paylocity Holding Corp.	358	11/19/21	USD	270.00	USD	10,038	(794,760)
Phreesia, Inc.	127	11/19/21	USD	70.00	USD	784	(15,240)

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Innovation and Growth Trust (BIGZ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
Planet Fitness, Inc., Class A	842	11/19/21	USD	82.50	USD	6,614	$(231,550)
Pulmonx Corp.	385	11/19/21	USD	45.00	USD	1,385	(184,800)
Saia, Inc.	138	11/19/21	USD	260.00	USD	3,285	(92,460)
Seer Inc., Class A	327	11/19/21	USD	50.00	USD	1,129	(89,925)
Shoals Technologies Group, Inc., Class A	100	11/19/21	USD	40.00	USD	279	(3,000)
Wingstop, Inc.	200	11/19/21	USD	180.00	USD	3,279	(88,000)
AZEK Co., Inc.	367	12/17/21	USD	40.00	USD	1,341	(38,535)
Shoals Technologies Group, Inc., Class A	597	12/17/21	USD	35.00	USD	1,664	(70,147)

							$(13,476,579)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Lattice Semiconductor Corp.	Morgan Stanley & Co. International PLC	50,100	10/01/21	USD	59.52	USD	3,239	$(256,929)
Entegris, Inc.	Citibank N.A.	109,000	10/05/21	USD	119.00	USD	13,723	(773,394)
Certara, Inc.	BNP Paribas SA	60,000	10/06/21	USD	32.68	USD	1,986	(85,898)
Shoals Technologies Group, Inc., Class A	Citibank N.A.	119,300	10/06/21	USD	29.96	USD	3,326	(26,908)
Avalara, Inc.	Citibank N.A.	40,800	10/08/21	USD	175.00	USD	7,131	(170,249)
Axon Enterprise, Inc.	JPMorgan Chase Bank N.A.	88,000	10/08/21	USD	189.00	USD	15,402	(38,341)
10X Genomics, Inc., Class A	Citibank N.A.	52,400	10/12/21	USD	170.50	USD	7,628	(36,825)
Inmode Ltd.	Citibank N.A.	53,000	10/13/21	USD	57.25	USD	8,451	(2,383,467)
Halozyme Therapeutics, Inc.	Citibank N.A.	56,000	10/29/21	USD	44.03	USD	2,278	(86,926)
Certara, Inc.	BNP Paribas SA	60,000	11/02/21	USD	33.26	USD	1,986	(165,296)
DigitalOcean Holdings, Inc.	JPMorgan Chase Bank N.A.	25,700	11/02/21	USD	89.01	USD	1,995	(62,449)
Figs Inc., Class A	BNP Paribas SA	38,000	11/03/21	USD	42.31	USD	1,411	(51,648)
Outset Medical, Inc.	Morgan Stanley & Co. International PLC	46,300	11/03/21	USD	55.74	USD	2,289	(84,930)
Rexford Industrial Realty, Inc.	Bank of America N.A.	31,000	11/03/21	USD	61.10	USD	1,759	(8,092)
Shoals Technologies Group, Inc., Class A	Citibank N.A.	10,000	11/03/21	USD	35.14	USD	279	(3,653)
AZEK Co., Inc.	Citibank N.A.	36,800	11/04/21	USD	39.07	USD	1,344	(31,636)
Shoals Technologies Group, Inc., Class A	Bank of America N.A.	59,600	11/05/21	USD	32.36	USD	1,662	(52,317)
Outset Medical, Inc.	Morgan Stanley & Co. International PLC	46,200	11/09/21	USD	56.28	USD	2,284	(92,741)
Shoals Technologies Group, Inc., Class A	Citibank N.A.	9,900	11/09/21	USD	36.47	USD	276	(3,920)
Halma PLC	Goldman Sachs International	39,500	11/10/21	GBP	28.81	GBP	1,123	(25,855)
nCino Inc.	Citibank N.A.	40,500	11/10/21	USD	71.94	USD	2,877	(142,705)
Halma PLC	Morgan Stanley & Co. International PLC	100,000	11/11/21	GBP	29.02	GBP	2,842	(82,328)
Kahoot!	UBS AG	500,000	11/11/21	NOK	67.25	NOK	31,525	(185,546)
Avalara, Inc.	Citibank N.A.	61,000	11/15/21	USD	189.90	USD	10,661	(324,056)

								$(5,176,109)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Innovation and Growth Trust (BIGZ)

Fair Value Hierarchy as of Period End (continued)

determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

Certain investments of the Trust were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$186,608,033	$—	$—	$186,608,033
Auto Components	95,452,337	—	—	95,452,337
Biotechnology	104,328,326	—	—	104,328,326
Building Products	78,961,641	—	—	78,961,641
Chemicals	137,109,647	—	—	137,109,647
Diversified Consumer Services	131,953,328	—	55,082,954	187,036,282
Electrical Equipment	72,601,862	—	—	72,601,862
Electronic Equipment, Instruments & Components	75,108,420	40,927,711	—	116,036,131
Entertainment	—	126,081,836	—	126,081,836
Equity Real Estate Investment Trusts (REITs)	55,458,798	—	—	55,458,798
Food Products	94,274,141	—	—	94,274,141
Health Care Equipment & Supplies	349,415,601	—	—	349,415,601
Health Care Providers & Services	22,630,185	—	—	22,630,185
Health Care Technology	301,614,400	—	—	301,614,400
Hotels, Restaurants & Leisure	191,404,098	—	—	191,404,098
Internet & Direct Marketing Retail	80,945,508	—	—	80,945,508
IT Services	226,820,124	—	—	226,820,124
Life Sciences Tools & Services	386,462,598	—	—	386,462,598
Machinery	86,373,885	—	—	86,373,885
Road & Rail	49,731,608	—	—	49,731,608
Semiconductors & Semiconductor Equipment	364,794,600	—	—	364,794,600
Software	769,634,239	—	63,924,320	833,558,559
Specialty Retail	137,966,983	—	—	137,966,983
Preferred Securities
Preferred Stocks	—	—	404,243,611	404,243,611
Short-Term Securities
Money Market Funds	719,925	—	—	719,925

	$4,000,370,287	$167,009,547	$523,250,885	4,690,630,719

Investments Valued at NAV(a)				11,328,750

				$4,701,959,469

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(10,151,475)	$(8,501,213)	$—	$(18,652,688)

(a)	Certain investments of the Trust were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are options written. Options written are shown at value.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Stocks	Total
Assets
Opening balance, as of December 31, 2020	$–	$—	$—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Accrued discounts/premiums	—	—	—

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Innovation and Growth Trust (BIGZ)

	Common Stocks	Preferred Stocks	Total
Net realized gain (loss)
Net change in unrealized appreciation (depreciation)(a)	$6,215,008	$(2,128,008)	$4,087,000
Purchases	112,792,266	406,371,619	519,163,885
Sales	—	—	—

Closing balance, as of September 30, 2021	$119,007,274	$404,243,611	$523,250,885

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(a)	$6,215,008	$(2,128,008)	$4,087,000

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized	(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Common Stocks	$119,007,274	Market	Revenue Multiple	24.00x		—
			EBITDA Multiple	18.00x		—
			Recent Transactions	$14.34 - $121.20		$63.06

Preferred Stocks	404,243,611	Market	Revenue Multiple	9.00x - 24.00x		12.49x
			Time to Exit	1.5 - 4.0		2.9
			Volatility	50% - 90%		74%
			Recent Transactions	$9.27 - $550.62		$71.95
			Market Adjustment Multiple	0.95x		—

	$523,250,885

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

CAD	Canadian Dollar

GBP	British Pound

NOK	Norwegian Krone

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

7